Notes Payable - Schedule of Notes Payable (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	Nov. 18, 2020
Promissory notes payable, Gross		$ 2,990,740		$ 1,447,137		$ 165,120
Interest Rate							5.00%
Less debt discount and debt issuance cost		(291,474)		(289,332)
Promissory notes payable		2,699,266		1,157,805		165,120
Less current portion of Promissory notes payable		826,173		585,310		165,120
Long-term Promissory notes payable		1,873,093		572,495
10% Promissory Note - Originated In October 2019 [Member]
Promissory notes payable, Gross		$ 25,060		$ 25,060		$ 25,060
Maturity		Due on demand		Due on demand		Due on demand
Interest Rate		10.00%		10.00%		10.00%
Promissory Note - Originated In October 2019 One [Member]
Promissory notes payable, Gross		$ 25,060		$ 25,060		$ 25,060
Maturity		Due on demand		Due on demand		Due on demand
Interest Rate		10.00%		10.00%		10.00%
Promissory Note - Originated In April 2020 [Member]
Promissory notes payable, Gross		$ 10,000		$ 10,000
Maturity		Due on demand		Due on demand		Due on demand
Interest Rate		0.00%		0.00%		0.00%
Paycheck Protection Program Promissory Note - Originated In April 2020 [Member]
Promissory notes payable, Gross		$ 339,000	[1]	$ 339,000	[1]
Maturity		2 years		2 years		2 years
Interest Rate		1.00%		1.00%		1.00%
Economic Injury Disaster Loan - Originated In May 2020 [Member]
Promissory notes payable, Gross		$ 150,000	[2]	$ 150,000	[2]
Maturity		30 years		30 years		30 years
Interest Rate		1.00%		3.75%		3.75%
Promissory Note - Originated In June 2020 [Member]
Promissory notes payable, Gross				$ 43,356
Interest Rate				16.00%		16.00%
Daily/monthly payment				$ 3,943		$ 3,943
Promissory Note - Originated In September 2020 [Member]
Promissory notes payable, Gross		$ 73,162		$ 80,730
Maturity		36 months		36 months		36 months
Interest Rate		14.00%		14.00%		14.00%
Daily/monthly payment		$ 2,874		$ 2,874		$ 2,874
Promissory Note - Originated In October 2020 [Member]
Promissory notes payable, Gross				$ 158,169
Interest Rate				25.00%		25.00%
Daily/monthly payment				$ 2,293		$ 2,293
Promissory Note - Originated In November 2020 [Member]
Promissory notes payable, Gross				$ 170,886
Interest Rate				25.00%		25.00%
Daily/monthly payment				$ 4,497		$ 4,497
Promissory Note - Originated In November 2020 [Member]
Promissory notes payable, Gross		$ 439,243		$ 394,846
Interest Rate		25.00%		25.00%		25.00%
Daily/monthly payment		$ 6,999		$ 6,999		$ 6,999
Promissory Note - Originated In December 2020 [Member]
Promissory notes payable, Gross		$ 47,199		$ 50,030
Maturity		36 months		36 months		36 months
Interest Rate		8.00%		8.00%		8.00%
Daily/monthly payment		$ 1,854		$ 1,854		$ 1,854
Promissory Note - Originated In January 2021 [Member]
Promissory notes payable, Gross	[3]	$ 1,394,000
Maturity		5 years
Interest Rate		4.00%
Promissory Note - Originated In January 2021 (1) [Member]
Promissory notes payable, Gross		$ 68,338
Maturity		36 months
Interest Rate		18.00%
Daily/monthly payment		$ 2,676
Promissory Note - Originated In January 2021 [Member]
Promissory notes payable, Gross		$ 14,484
Interest Rate		25.00%
Daily/monthly payment		$ 992
Promissory Note - Originated In January 2021 [Member]
Promissory notes payable, Gross		$ 112,425
Interest Rate		25.00%
Daily/monthly payment		$ 4,497
Promissory Note - Originated In February 2021 [Member]
Promissory notes payable, Gross		$ 171,224
Interest Rate		25.00%
Daily/monthly payment		$ 3,971
Promissory Note - Originated In March 2021 [Member]
Promissory notes payable, Gross		$ 73,950
Interest Rate		15.00%
Daily/monthly payment		$ 870
Promissory Note - Originated In March 2021 [Member]
Promissory notes payable, Gross		$ 47,595
Interest Rate		24.00%
Daily/monthly payment		$ 5,613

[1]	In response to the Coronavirus (COVID-19) pandemic, the US Government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act on March 27, 2020. The CARES Act provides fast and direct economic assistance for entrepreneurs and small businesses through the US Small Business Administration ("SBA"). During the period, the Company received a loan issued under the CARES Act program - Paycheck Protection Program ("PPP"). This loan program provides small businesses with funds to pay up to 8 weeks of payroll costs including benefits. Funds can also be used to pay interest on mortgages, rent, and utilities. Under the PPP, the Company may apply to have certain amounts forgiven under the direction of the Administrator of the SBA providing that the Company satisfies certain criteria. Repayment of the PPP loan will commence earlier of when the SBA remits the forgiveness amount to the lender or the Maturity Date.
[2]	The Company received an advance under the Economic Injury Disaster Loan (EIDL) program. As the Company received an EIDL advance and a PPP loan, the EIDL advance portion will be applied against the PPP forgiveness amount as repayment to the SBA upon approval of the PPP forgiveness application.
[3]	On February 12, 2021, the Company issued notes payable of $1,404,000 to settle license fee payable of $1,094,691. As a result, the Company recorded loss on settlement of debt of $309,309.